Transfers of financial assets and variable interest entities (Details 8) SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr) year	Dec. 31, 2014 CHF (SFr) year day	Dec. 31, 2013 CHF (SFr)	Dec. 31, 2012 CHF (SFr)
VIE Disclosures
Percentage of control in which Group is determined to have power (percent)	50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 92,328	SFr 79,349	SFr 68,692	SFr 61,763
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123,049	163,208
Trading assets	190,737	241,131
Investment securities	3,090	2,791
Other investments	7,021	8,613
Net loans	272,995	272,551
Premises and equipment	4,644	4,641
Other assets	58,017	70,558
of which loans held-for-sale	25,839	25,911
Customer deposits	342,705	369,058
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	46,598	70,119
Trading liabilities	48,971	72,655
Short-term borrowings	8,657	25,921
Long-term debt	197,608	177,898
Other liabilities	SFr 42,231	SFr 50,970
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		49
Average maturity of conduit's assets (in years) | year	3.3	1.8
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 1,693	SFr 1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	53	660
Trading assets	2,372	4,261
Investment securities	1,009	0
Other investments	1,986	2,105
Net loans	1,312	245
Premises and equipment	327	452
Other assets	14,451	16,134
of which loans held-for-sale	11,275	12,569
Total assets of consolidated VIEs	23,203	25,350
Customer deposits	0	3
Trading liabilities	27	35
Short-term borrowings	81	9,384
Long-term debt	14,826	13,452
Other liabilities	836	1,728
Total liabilities of consolidated VIEs	15,770	24,602
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,351	1,122
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	283	615
Investment securities	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	10,839	8,726
of which loans held-for-sale	10,790	8,689
Total assets of consolidated VIEs	12,473	10,463
Customer deposits		0
Trading liabilities	8	6
Short-term borrowings	0	0
Long-term debt	12,428	10,318
Other liabilities	51	27
Total liabilities of consolidated VIEs	12,487	10,351
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	53	660
Trading assets	49	57
Investment securities	0
Other investments	0	0
Net loans	0	12
Premises and equipment	0	0
Other assets	123	262
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	225	991
Customer deposits		0
Trading liabilities	0	0
Short-term borrowings	0	9,384
Long-term debt	0	18
Other liabilities	3	29
Total liabilities of consolidated VIEs	3	9,431
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	21	16
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	0	250
Investment securities	1,009
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	1,671	4,741
of which loans held-for-sale	469	3,500
Total assets of consolidated VIEs	2,701	5,007
Customer deposits		0
Trading liabilities	0	0
Short-term borrowings	81	0
Long-term debt	2,128	2,418
Other liabilities	3	573
Total liabilities of consolidated VIEs	2,212	2,991
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	9	187
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	941	1,715
Investment securities	0
Other investments	0	30
Net loans	0	0
Premises and equipment	0	0
Other assets	0	3
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	950	1,935
Customer deposits		0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	125	216
Other liabilities	1	124
Total liabilities of consolidated VIEs	126	340
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	93	109
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,001	867
Investment securities	0
Other investments	1,553	1,651
Net loans	27	24
Premises and equipment	327	452
Other assets	83	197
of which loans held-for-sale	16	24
Total assets of consolidated VIEs	3,084	3,300
Customer deposits		0
Trading liabilities	18	23
Short-term borrowings	0	0
Long-term debt	136	99
Other liabilities	135	146
Total liabilities of consolidated VIEs	289	268
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	219	59
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	98	757
Investment securities	0
Other investments	433	424
Net loans	1,285	209
Premises and equipment	0	0
Other assets	1,735	2,205
of which loans held-for-sale	0	356
Total assets of consolidated VIEs	3,770	3,654
Customer deposits		3
Trading liabilities	1	6
Short-term borrowings	0	0
Long-term debt	9	383
Other liabilities	643	829
Total liabilities of consolidated VIEs	653	1,221
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	90,521	78,000	SFr 68,081	SFr 61,376
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123,436	163,208
Trading assets	191,096	241,313
Investment securities	2,698	2,379
Other investments	6,787	8,467
Net loans	254,915	255,928
Premises and equipment	4,439	4,441
Other assets	57,910	70,511
of which loans held-for-sale	25,839	25,911
Customer deposits	331,700	357,569
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	46,598	70,119
Trading liabilities	49,054	72,667
Short-term borrowings	8,657	25,921
Long-term debt	192,094	172,947
Other liabilities	SFr 41,715	SFr 50,648
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		49
Average maturity of conduit's assets (in years) | year	3.3	1.8
Bank | Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 1,693	SFr 1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	53	660
Trading assets	2,372	4,261
Investment securities	1,009	0
Other investments	1,986	2,105
Net loans	1,312	245
Premises and equipment	299	422
Other assets	14,450	16,132
of which loans held-for-sale	11,275	12,569
Total assets of consolidated VIEs	23,174	25,318
Customer deposits	0	3
Trading liabilities	27	35
Short-term borrowings	81	9,384
Long-term debt	14,826	13,452
Other liabilities	835	1,727
Total liabilities of consolidated VIEs	15,769	24,601
Bank | Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,351	1,122
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	283	615
Investment securities	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	10,839	8,726
of which loans held-for-sale	10,790	8,689
Total assets of consolidated VIEs	12,473	10,463
Customer deposits		0
Trading liabilities	8	6
Short-term borrowings	0	0
Long-term debt	12,428	10,318
Other liabilities	51	27
Total liabilities of consolidated VIEs	12,487	10,351
Bank | Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	53	660
Trading assets	49	57
Investment securities	0
Other investments	0	0
Net loans	0	12
Premises and equipment	0	0
Other assets	123	262
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	225	991
Customer deposits		0
Trading liabilities	0	0
Short-term borrowings	0	9,384
Long-term debt	0	18
Other liabilities	3	29
Total liabilities of consolidated VIEs	3	9,431
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	21	16
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	0	250
Investment securities	1,009
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	1,671	4,741
of which loans held-for-sale	469	3,500
Total assets of consolidated VIEs	2,701	5,007
Customer deposits		0
Trading liabilities	0	0
Short-term borrowings	81	0
Long-term debt	2,128	2,418
Other liabilities	3	573
Total liabilities of consolidated VIEs	2,212	2,991
Bank | Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	9	187
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	941	1,715
Investment securities	0
Other investments	0	30
Net loans	0	0
Premises and equipment	0	0
Other assets	0	3
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	950	1,935
Customer deposits		0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	125	216
Other liabilities	1	124
Total liabilities of consolidated VIEs	126	340
Bank | Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	93	109
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,001	867
Investment securities	0
Other investments	1,553	1,651
Net loans	27	24
Premises and equipment	299	422
Other assets	82	195
of which loans held-for-sale	16	24
Total assets of consolidated VIEs	3,055	3,268
Customer deposits		0
Trading liabilities	18	23
Short-term borrowings	0	0
Long-term debt	136	99
Other liabilities	134	146
Total liabilities of consolidated VIEs	288	268
Bank | Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	219	59
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	98	757
Investment securities	0
Other investments	433	424
Net loans	1,285	209
Premises and equipment	0	0
Other assets	1,735	2,205
of which loans held-for-sale	0	356
Total assets of consolidated VIEs	3,770	3,654
Customer deposits		3
Trading liabilities	1	6
Short-term borrowings	0	0
Long-term debt	9	383
Other liabilities	643	828
Total liabilities of consolidated VIEs	SFr 653	SFr 1,220